Disaggregated revenue information (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
TotalSegments
Disclosure of geographical areas [line items]
United States of America (USA)	€ 42,183
Americas other than USA	1,698
Europe (without Belgium) & Africa	110,951
Belgium	9,343
Asia Pacific	20,407
Type of goods or services
Software revenue (non-medical)	37,374
Software revenue (medical)	17,045
Medical devices and services	35,207
Prototyping	27,599
End parts production	23,919
Complex metal parts production (ACTech)	43,438
Other	0
Timing of transfer of goods
Goods/Services transferred at point in time	150,622
Goods/Services transferred over time	33,960
Materialise Software
Disclosure of geographical areas [line items]
United States of America (USA)	8,804
Americas other than USA	193
Europe (without Belgium) & Africa	17,026
Belgium	155
Asia Pacific	11,196
Type of goods or services
Software revenue (non-medical)	37,374
Software revenue (medical)	0
Medical devices and services	0
Prototyping	0
End parts production	0
Complex metal parts production (ACTech)	0
Other	0
Timing of transfer of goods
Goods/Services transferred at point in time	20,326
Goods/Services transferred over time	17,048
Materialise Medical
Disclosure of geographical areas [line items]
United States of America (USA)	23,940
Americas other than USA	1,404
Europe (without Belgium) & Africa	19,073
Belgium	1,824
Asia Pacific	6,011
Type of goods or services
Software revenue (non-medical)	0
Software revenue (medical)	17,045
Medical devices and services	35,207
Prototyping	0
End parts production	0
Complex metal parts production (ACTech)	0
Other	0
Timing of transfer of goods
Goods/Services transferred at point in time	39,682
Goods/Services transferred over time	12,570
Materialise Manufacturing
Disclosure of geographical areas [line items]
United States of America (USA)	9,439
Americas other than USA	101
Europe (without Belgium) & Africa	74,852
Belgium	7,364
Asia Pacific	3,200
Type of goods or services
Software revenue (non-medical)	0
Software revenue (medical)	0
Medical devices and services	0
Prototyping	27,599
End parts production	23,919
Complex metal parts production (ACTech)	43,438
Other	0
Timing of transfer of goods
Goods/Services transferred at point in time	90,614
Goods/Services transferred over time	4,342
Unallocated
Disclosure of geographical areas [line items]
United States of America (USA)	34
Americas other than USA	2
Europe (without Belgium) & Africa	77
Belgium	7
Asia Pacific	19
Type of goods or services
Software revenue (non-medical)	0
Software revenue (medical)	0
Medical devices and services	0
Prototyping	0
End parts production	0
Complex metal parts production (ACTech)	0
Other	139
Timing of transfer of goods
Goods/Services transferred at point in time	139
Goods/Services transferred over time	0
Consolidated
Disclosure of geographical areas [line items]
United States of America (USA)	42,217
Americas other than USA	1,700
Europe (without Belgium) & Africa	111,028
Belgium	9,350
Asia Pacific	20,426
Type of goods or services
Software revenue (non-medical)	37,374
Software revenue (medical)	17,045
Medical devices and services	35,207
Prototyping	27,599
End parts production	23,919
Complex metal parts production (ACTech)	43,438
Other	139
Timing of transfer of goods
Goods/Services transferred at point in time	150,761
Goods/Services transferred over time	€ 33,960